Business	12 Months Ended
Dec. 31, 2012
Business [Abstract]
Business

1. Business

     Health Care REIT, Inc., an S&P 500 company with headquarters in Toledo, Ohio, is an equity real estate investment trust (“REIT”) that invests in seniors housing and health care real estate. Our full service platform offers property management and development services to our customers. As of December 31, 2012, our diversified portfolio consisted of 1,025 properties in 46 states, the United Kingdom, and Canada. Founded in 1970, we were the first real estate investment trust to invest exclusively in health care facilities.